Consolidated Statements of (Loss) Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Time charter revenues (note 14b)	$ 78,780	$ 86,244	$ 88,057
Net pool revenues (note 14b and 14e)	30,894	47,914	69,851
Voyage charter revenues		24	1,782
Interest income from investment in term loans (note 5)	11,323	5,297
Total revenues	120,997	139,479	159,690
OPERATING EXPENSES
Voyage expenses (note 14b and 14e)	2,697	2,544	5,452
Vessel operating expenses (notes 14b and 14c)	42,056	44,453	46,644
Time-charter hire expense	4,046
Depreciation and amortization	43,185	45,455	45,158
General and administrative (notes 14b and 14d)	8,609	9,789	11,800
Net loss on sale of vessels (note 18)		1,864
Goodwill impairment charge (note 7)	13,310
Total operating expenses	113,903	104,105	109,054
Income from operations	7,094	35,374	50,636
OTHER ITEMS
Interest expense (note 14b)	(4,185)	(7,513)	(12,082)
Interest income	57	97	70
Realized and unrealized (loss) gain on derivative instruments (note 10)	(11,444)	(10,536)	4,310
Other expenses (note 11)	(587)	(1,113)	(850)
Total other items	(16,159)	(19,065)	(8,552)
Net (loss) income	$ (9,065)	$ 16,309	$ 42,084
Per common share amounts:
Basic and diluted (loss) earnings (note 17)	$ (0.15)	$ 0.37	$ 1.28
Cash dividends declared	$ 0.83	$ 1.28	$ 1.86
Weighted-average number of Class A and Class B common shares outstanding
Basic and diluted (note 17)	60,770,525	42,330,038	28,643,836